Ordinary shares (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Ordinary shares
Repurchase of shares | $	$ 100
Repurchase period	12 months
Total aggregated consideration | ¥		¥ 85,980				¥ 206,345
Class A ordinary shares
Ordinary shares
Stock issued during period shares stock options exercised with restricted stock award issuance		2,151,869	2,151,869	2,043,276	2,043,276	2,454,365	2,454,365
Common shares, shares issued		73,146,779	73,146,779	74,845,398	74,845,398	82,696,852	82,696,852
Common shares, shares outstanding		73,146,779	73,146,779	74,845,398	74,845,398	82,696,852	82,696,852
Class B ordinary shares
Ordinary shares
Number of shares conversion of during period		0	0	0	0	0	0
Common shares, shares issued		150,386,517	150,386,517	150,386,517	150,386,517	150,386,517	150,386,517
Common shares, shares outstanding		150,386,517	150,386,517	150,386,517	150,386,517	150,386,517	150,386,517
American Depository Shares
Ordinary shares
Number of shares repurchased		3,850,488	3,850,488	9,894,730	9,894,730	9,158,997	9,158,997
Total aggregated consideration		¥ 85,980	$ 12	¥ 248,332	$ 35	¥ 206,345	$ 29
Amount paid for share repurchase program | ¥		¥ 90,345		¥ 247,890		¥ 202,422